Convertible Notes Payable, Net	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes Payable, Net [Abstract]
CONVERTIBLE NOTES PAYABLE, NET

NOTE 7 – CONVERTIBLE NOTES PAYABLE, NET

The Company’s convertible notes payable consisted of the following:

	March 31,	December 31,
	2025	2024
August 2024 Note	$515,000	$515,000
December 2024 Note	500,000	500,000
	1,015,000	1,015,000
Less: debt issuance costs	(183,377)	(308,646)
Convertible notes payable, net	$831,623	$706,354

August 2024 Note: In August 2024, the Company issued a senior unsecured promissory note (the “August 2024 Note”) in the principal amount of $515,000 to a new lender in consideration of cash proceeds in the amount of $412,075. The August 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The lender shall have the right to convert the principal and interest payable under the August 2024 Note into shares of common stock of the Company at a per share conversion price of $2.50. In addition, the Company issued the lender a stock purchase warrant (the “August 2024 Warrant”) to acquire 175,000 shares of common stock at a per share price of $2.00 for a term of five years that may be exercised on a cash or cashless basis. The number of shares and exercise prices for the August 2024 Note and August 2024 Warrant reflect the October 2024 reverse stock split.

The August 2024 Warrant was determined to be an equity classified warrant and fair value was calculated as $447,316 using the Black-Scholes option-pricing model with the following assumptions: volatility of 183.31%, risk-free rate of 3.84%, annual dividend yield of 0.0% and expected life of five years. The Company recorded a total debt discount of $342,314 related to the original issue discount and August 2024 Warrant, which will be amortized over the term of the August 2024 Note. The principal amount of the August 2024 Note was allocated to the August 2024 Note and the August 2024 Warrant in the amount of $275,611 and $239,389, respectively. The amount allocated to the original issue discount and the August 2024 Warrant were recorded as a discount on the August 2024 Note, which will be amortized to interest expense using the effective interest rate method over the term of the August 2024 Note.

The Company did not obtain the Lender’s written consent prior to entering into the August 2024 Note, violating the terms of the Restructuring Agreement. Accordingly, the Lender exercised its right to terminate the current CEO and appoint an additional member to the Board.

December 2024 Note: On December 3, 2024, the Company issued a convertible promissory note (the “December 2024 Note”) in the principal amount of $500,000 to a lender, in consideration of cash proceeds in the amount of $450,000 after an original issue discount of $25,000 and issuance costs of $25,000 in connection with the standby equity purchase agreement executed with the lender (the “SEPA”). The December 2024 Note matures on December 3, 2025. The SEPA was subsequently terminated in December 2024. The December 2024 Note has the following features:

Conversion rights – The December 2024 Note and accrued and unpaid interest is convertible at the option of the lender (the “Conversion Option”) into shares of the Company’s common stock at a per share conversion price of the lower of (i) $2.00 per share (the “Fixed Price”) and (ii) 90% of the lowest daily volume weighted average price (the “VWAP”) during the ten consecutive trailing days immediately preceding the conversion, with a floor of $0.33 (the “Floor Price”).

Interest – The December 2024 Note bears interest of 10.0% per annum. Upon an event of default, the December 2024 Note becomes immediately due and payable, with the interest increasing to 18.0%.

Optional redemption – The December 2024 Note is redeemable by the Company in the event that the VWAP of the Company’s common stock was less than the Fixed Price on the date the Company provides the redemption notice to the lender. The redemption price will be equal to the outstanding principal amount of the December 2024 Note plus the 10% of the principal amount being redeemed (the “Redemption Premium”) plus all accrued and unpaid interest, if any. The lender has ten days from the date the redemption notice is received to elect to convert all or a portion of the December 2024 Note.

Event of Default – If any event of default as defined in the December 2024 Note occurs, the full unpaid principal amount of the December 2024 Note, accrued and unpaid interest, and other amounts owed become at the lender’s election immediately due and payable in cash. The lender has the right, but not the obligation, to convert all or part of the December 2024 Note in accordance with the terms of the December 2024 Note.

Exchange Cap – The lender shall not have the right to convert any portion of the December 2024 Note to the extent that after giving effect to such conversion, the lender, along with its affiliates, would beneficially own in excess of 4.99% of the outstanding common stock immediately after giving effect to such conversion (the “Exchange Cap”), unless the Company has obtained shareholder approval for conversion.

Amortization Event – In no event shall the lender be allowed to effect a conversion if such conversion, along with all other shares of common stock then beneficially owned by the lender and its affiliates would exceed 4.99% of the then outstanding shares of the common stock of the Company. If at any time (i) the daily VWAP is less than the Floor Price for three trading days during a period of five consecutive trading days (a “Floor Price Event”), (ii) the Company has issued in excess of 99.0% of the shares of common stock available under the Exchange Cap (an “Exchange Cap Event”), or (iii) at any time after the effectiveness deadline set forth in the Registration Rights Agreement, dated as of December 3, 2024, by and between the Company and the lender (the “Registration Rights Agreement”), the lender is unable to utilize a registration statement to resell the shares of the Company’s common stock receivable by the lender for a period of ten consecutive trading days (a “Registration Event,” and collectively with a Floor Price Event and an Exchange Cap Event, each an “Amortization Event”), then the Company shall make monthly payments to the lender beginning on the seventh trading day after the Amortization Event and continuing monthly in the amount of $150,000 plus a 10.0% premium and accrued and unpaid interest. The Exchange Cap Event will not apply in the event the Company has obtained the approval from its stockholders for the issuance of shares of common stock pursuant to the conversion of the December 2024 Note in excess of the Exchange Cap.

Embedded Derivatives – The optional redemption and event of default include an exercise contingency, which requires the Company to obtain shareholder approved for conversions subject to the Exchange Cap, which fails the equity classification guidance in ASC 815 and is thus precluded from being classified in equity. Therefore, the embedded derivatives are required to be bifurcated from the December 2024 Note and accounted for at fair value at each reporting date. A fair value of $222,865 was determined for the embedded derivative liabilities using a Monte Carlo Simulation model. The embedded derivative liabilities will be re-measured to fair value each reporting period until settlement (see Note 10).

For the three months ended March 31, 2025, amortization of debt discount and interest expense related to convertible promissory notes amounted to $125,269 and $27,567, respectively, which are both included as a component of interest expense on the accompanying condensed consolidated statements of operations and comprehensive loss.

NOTE 9 – CONVERTIBLE NOTES PAYABLE, NET

The Company’s convertible notes payable consisted of the following:

	December 31,	September 30,	September 30,
	2024	2024	2023
June 2024 Note	$—	$312,500	$—
Additional June 2024 Notes	—	62,500	—
August 2024 Note	515,000	515,000	—
September 2024 Note	—	125,000	—
Additional September 2024 Notes	—	184,000	—
December 2024 Note	500,000	—	—
	1,015,000	1,199,000	—
Less: debt issuance costs	(308,646)	(380,991)	—
Convertible notes payable, net	$706,354	$818,009	$—

June 2024 Note: On June 11, 2024, the Company issued a senior unsecured promissory note (the “June 2024 Note”) in the principal amount of $312,500 to a lender (the “Lender”), in consideration of cash proceeds in the amount of $250,000 after an original issue discount of $62,500. The June 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The Lender shall have the right to convert the principal and interest payable under the June 2024 Note into shares of the Company’s common stock at a per share conversion price of $2.00. In addition, the Company issued the lender a stock purchase warrant (the “June 2024 Warrant”) to acquire 150,000 shares of the Company’s common stock at a per share price of $2.00 for a term of five years that may be exercised on a cash or cashless basis. The number of shares and exercise prices of the June 2024 Note and the June 2024 Warrant reflect the October 2024 reverse stock split.

At issuance, the June 2024 Warrant was determined to be an equity classified warrant with a fair value of $989,746 that was determined using the Black-Scholes option-pricing model with the following assumptions: volatility of 182.23%, risk-free rate of 4.41%, annual dividend yield of 0.0% and expected life of five years. The Company recorded a total debt discount of $300,009 related to the original issue discount and the June 2024 Warrant. The principal amount of the June 2024 Note was allocated to the June 2024 Note and the June 2024 Warrant in the amount of $74,991 and $237,509, respectively. The original issue discount and the principal amount allocated to the June 2024 Warrant were recorded as a discount on the June 2024 Note, which will be amortized to interest expense using the effective interest rate method over the term of the June 2024 Note.

In connection with the June 2024 Note, the Company and Lender entered into a restructuring agreement (the “Restructuring Agreement”), providing, among other things,

●	the Lender, in its sole discretion, will have the right for a period for six months commencing June 11, 2024 (the “Investment Period”), to lend the Company an additional $500,000 in exchange for an additional convertible promissory note that will have a term of two years, bear interest at 12.0% and will convert into shares of the Company’s common stock at a per share price of $2.00.

●	the Company may not incur additional debt or enter into any equity financing arrangement without the written consent of the Lender during the Investment Period.

●	The Company will negotiate the sale of a wholly-owned subsidiary to the wholly-owned subsidiary’s current management team subject to approval of the Company’s Board of Directors and shareholders, among other rules and regulations.

●	The Lender will be the Company’s exclusive advisor in respect to potential acquisitions by the Company. Any such acquisition proposal provided by the Lender will be subject to the Lender and such party entering a definitive binding agreement and the Board of Directors and shareholders of the Company approving such acquisition.

In connection with the June 2024 Note, a shareholder, the Company, and the Lender entered into a voting agreement whereby the shareholder agreed to vote his shares in support of any potential acquisition proposed by the Lender. Additionally, the Company and the Lender 30.0% of loans payable between the Company and this shareholder and between the Company and affiliate entities the shareholder controls will become due and payable on March 11, 2025 and the remaining 70.0% of loans payable between the Company and this shareholder and between the Company and affiliate entities the shareholder controls will become due and payable on June 11, 2026.

In November 2024, the June 2024 Note was converted to shares of the Company’s common stock and the June 2024 Warrant was amended (the “Amended June 2024 Warrant”) so that the holder shall not exercise Amended June 2024 Warrants if doing so would cause the holder thereof, along with its affiliates, to beneficially own in excess of 19.9% of the outstanding common stock or control more than 19.9% of the voting power of the Company’s securities outstanding immediately after giving effect to the applicable conversion (the “Ownership Limitation”), unless shareholder approval has been obtained to waive this restriction as may be required by the applicable rules and regulations of the Nasdaq. The Ownership Limitation for the June 2024 Warrant is calculated as of the original issuance date of the Amended June 2024 Warrant. The Company re-assessed the classification of the Amended June 2024 Warrant as of the modification date and determined that the Amended June 2024 Warrant required a change in classification from equity classified to liability classified as the November amendment contains provisions that indicate that neither of the two criteria necessary for equity classification are met.

The Company estimated a fair value as of the modification date of the Amended June 2024 Warrant of $283,293 using the Black-Scholes option-pricing model with the following assumptions: volatility of 113.8%, risk-free rate of 4.4%, annual dividend yield of 0.0% and expected life of 4.6 years. The Amended June 2024 Warrant was recorded as a component of stock purchase warrant liabilities on the accompanying consolidated balance sheet. The Company reduced additional paid-in capital by the fair value of the June 2024 Warrant on the date of modification of $237,509 and recognized a non-cash loss for the change in fair value of the June 2024 Warrant of $45,784 on the accompanying consolidated statements of operations and comprehensive loss. The Amended June 2024 Warrant will be re-measured to fair value each reporting period until settlement (see Note 12).

Additional June 2024 Notes: On June 17, 2024 and June 18, 2024, the Company issued two additional notes, each in the principal amount of $31,250, to the Lender, in consideration of cash proceeds in the amount of $25,000 each after an original issue discount of $6,250 each (collectively, the “Additional June 2024 Notes”). The Additional June 2024 Notes bear interest of 12.0% per annum and are due and payable six months after issuance. The Lender shall have the right to convert the principal and interest payable under the Additional June 2024 Notes into shares of the Company’s common stock at a per share conversion price of $2.00. The Company recorded a total debt discount of $12,500 related to the original issue discount. The conversion exercise price for the Additional June 2024 Notes reflect the October 2024 reverse stock split. In November 2024, the Additional June 2024 Notes were converted to shares of the Company’s common stock.

August 2024 Note: In August 2024, the Company issued a senior unsecured promissory note (the “August 2024 Note”) in the principal amount of $515,000 to a new lender in consideration of cash proceeds in the amount of $412,075. The August 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The lender shall have the right to convert the principal and interest payable under the August 2024 Note into shares of common stock of the Company at a per share conversion price of $2.50. In addition, the Company issued the lender a stock purchase warrant (the “August 2024 Warrant”) to acquire 175,000 shares of common stock at a per share price of $2.00 for a term of five years that may be exercised on a cash or cashless basis. The number of shares and exercise prices for the August 2024 Note and August 2024 Warrant reflect the October 2024 reverse stock split.

The August 2024 Warrant was determined to be an equity classified warrant and fair value was calculated as $447,316 using the Black-Scholes option-pricing model with the following assumptions: volatility of 183.31%, risk-free rate of 3.84%, annual dividend yield of 0.0% and expected life of five years. The Company recorded a total debt discount of $342,314 related to the original issue discount and August 2024 Warrant, which will be amortized over the term of the August 2024 Note. The principal amount of the August 2024 Note was allocated to the August 2024 Note and the August 2024 Warrant in the amount of $275,611 and $239,389, respectively. The amount allocated to the original issue discount and the August 2024 Warrant were recorded as a discount on the August 2024 Note, which will be amortized to interest expense using the effective interest rate method over the term of the August 2024 Note.

The Company did not obtain the Lender’s written consent prior to entering into the August 2024 Note, violating the terms of the Restructuring Agreement. Accordingly, the Lender exercised its right to terminate the current CEO and appoint an additional member to the Board.

September 2024 Note: On September 10, 2024, the Company issued an additional Senior Unsecured Promissory Note (the “September 2024 Note”) in the principal amount of $125,000 to a lender in consideration of cash proceeds in the amount of $100,000, which was funded on September 4, 2024. The September 2024 Note bears interest of 12.0% per annum and is due and payable six months after issuance. The total debt discount of $25,000 related to the original issue discounts of the September 2024 Note will be amortized over the term.

For the three months ended December 31, 2024, amortization of debt discount and interest expense related to convertible promissory notes amounted to $345,209 and $25,961, respectively, which are both included as a component of interest expense on the accompanying condensed consolidated statements of operations and comprehensive loss.

For the year ended September 30, 2024, amortization of debt discount and interest expense related to convertible promissory notes amounted to $298,832 and $24,866, respectively, which are both included as a component of interest expense on the accompanying condensed consolidated statements of operations and comprehensive loss.

Additional September 2024 Notes: On September 28, 2024, the Company issued three additional notes for a total principal amount of $230,000, to the Lender, in consideration of cash proceeds in the amount of $184,000 after a total original issue discount of $46,000 under the same terms and conditions as the June 2024 Note (collectively, the “Additional September 2024 Notes”). The Additional September 2024 Notes bear interest of 12.0% per annum and are due and payable six months after issuance. The Lender shall have the right to convert the principal and interest payable under the Additional September 2024 Notes into shares of the Company’s common stock at a per share conversion price of $2.00. The Company recorded a total debt discount of $46,000 related to the original issue discount. The conversion exercise price for the Additional September 2024 Notes reflect the October 2024 reverse stock split. In November 2024, the Additional September 2024 Notes were converted to shares of the Company’s common stock.

October 2024 Note: On October 20, 2024, the Company issued an additional note for a total principal amount of $12,500, to the Lender, in consideration of cash proceeds in the amount of $10,000 after a total original issue discount of $2,500 under the same terms and conditions as the June 2024 Note (collectively, the “October 2024 Note”). Accordingly, the October 2024 Notes bears interest of 12.0% per annum and is due and payable six months after issuance. The Lender shall have the right to convert the principal and interest payable under the October 2024 Note into shares of the Company’s common stock at a per share conversion price of $2.00. The Company recorded a total debt discount of $2,500 related to the original issue discount. The conversion exercise price for the October 2024 Notes reflect the October 2024 reverse stock split. In November 2024, the October 2024 Note was converted to shares of the Company’s common stock.

Conversion:  On November 8, 2024, the Company entered into a Conversion Agreement with the Lender, as later amended on November 14, 2024 (collectively, the “Amended Conversion Agreement”), to convert outstanding principal and interest totaling $771,085 payable under the Lender’s convertible notes payable into 319,952 shares of the Company’s common stock. The Company recognized the unamortized issuance costs associated with the converted notes of $130,029 as interest expense during the three months ended December 31, 2024 on the accompanying statements of operations and comprehensive loss.

Pursuant to the Conversion Agreement, the Company issued the Lender an additional warrant to purchase 351,424 shares of the Company’s common stock exercisable for a period of five years at an exercise price of $2.41 per share (the “November 2024 Warrant”) in exchange for the cancellation of the Lender’s convertible notes payable; provided, however, that the holder’s exercise of the November 2024 Warrant is subject to the Ownership Limitation, which is calculated as of the November 2024 Warrant issuance date.

The November 2024 Warrant was determined to be liability-classified as it contains provisions that indicate that neither of the two criteria necessary for equity classification are met. A fair value of $663,408 was determined for the November 2024 Warrant using the Black-Scholes option-pricing model with the following assumptions: volatility of 113.8%, risk-free rate of 4.2%, annual dividend yield of 0.0% and expected life of five years. The November 2024 Warrant will be re-measured to fair value each reporting period until settlement (see Note 12).

December 2024 Note:  On December 3, 2024, the Company issued a convertible promissory note (the “December 2024 Note”) in the principal amount of $500,000 to a lender, in consideration of cash proceeds in the amount of $450,000 after an original issue discount of $25,000 and issuance costs of $25,000 in connection with the standby equity purchase agreement executed with the lender (the “SEPA”). The December 2024 Note matures on December 3, 2025. The SEPA was subsequently terminated in December 2024. The December 2024 Note has the following features:

Conversion rights – The December 2024 Note and accrued and unpaid interest is convertible at the option of the lender (the “Conversion Option”) into shares of the Company’s common stock at a per share conversion price of the lower of (i) $2.00 per share (the “Fixed Price”) and (ii) 90% of the lowest daily volume weighted average price (the “VWAP”) during the ten consecutive trailing days immediately preceding the conversion, with a floor of $0.33 (the “Floor Price”).

Interest - The December 2024 Note bears interest of 10.0% per annum. Upon an event of default, the December 2024 Note becomes immediately due and payable, with the interest increasing to 18.0%.

Optional redemption – The December 2024 Note is redeemable by the Company in the event that the VWAP of the Company’s common stock was less than the Fixed Price on the date the Company provides the redemption notice to the lender. The redemption price will be equal to the outstanding principal amount of the December 2024 Note plus the 10% of the principal amount being redeemed (the “Redemption Premium”) plus all accrued and unpaid interest, if any. The lender has ten days from the date the redemption notice is received to elect to convert all or a portion of the December 2024 Note.

Event of Default – If any event of default as defined in the December 2024 Note occurs, the full unpaid principal amount of the December 2024 Note, accrued and unpaid interest, and other amounts owed become at the lender’s election immediately due and payable in cash. The lender has the right, but not the obligation, to convert all or part of the December 2024 Note in accordance with the terms of the December 2024 Note.

Exchange Cap – The lender shall not have the right to convert any portion of the December 2024 Note to the extent that after giving effect to such conversion, the lender, along with its affiliates, would beneficially own in excess of 4.99% of the outstanding common stock immediately after giving effect to such conversion (the “Exchange Cap”), unless the Company has obtained shareholder approval for conversion.

Amortization Event - In no event shall the lender be allowed to effect a conversion if such conversion, along with all other shares of common stock then beneficially owned by the lender and its affiliates would exceed 4.99% of the then outstanding shares of the common stock of the Company. If at any time (i) the daily VWAP is less than the Floor Price for three trading days during a period of five consecutive trading days (a “Floor Price Event”), (ii) the Company has issued in excess of 99.0% of the shares of common stock available under the Exchange Cap (an “Exchange Cap Event”), or (iii) at any time after the effectiveness deadline set forth in the Registration Rights Agreement, dated as of December 3, 2024, by and between the Company and the lender (the “Registration Rights Agreement”), the lender is unable to utilize a registration statement to resell the shares of the Company’s common stock receivable by the lender for a period of ten consecutive trading days (a “Registration Event,” and collectively with a Floor Price Event and an Exchange Cap Event, each an “Amortization Event”), then the Company shall make monthly payments to the lender beginning on the seventh trading day after the Amortization Event and continuing monthly in the amount of $150,000 plus a 10.0% premium and accrued and unpaid interest. The Exchange Cap Event will not apply in the event the Company has obtained the approval from its stockholders for the issuance of shares of common stock pursuant to the conversion of the December 2024 Note in excess of the Exchange Cap.

Embedded Derivatives – The optional redemption and event of default include an exercise contingency, which requires the Company to obtain shareholder approved for conversions subject to the Exchange Cap, which fails the equity classification guidance in ASC 815 and is thus precluded from being classified in equity. Therefore, the embedded derivatives are required to be bifurcated from the December 2024 Note and accounted for at fair value at each reporting date. A fair value of $222,865 was determined for the embedded derivative liabilities using a Monte Carlo Simulation model. The embedded derivative liabilities will be re-measured to fair value each reporting period until settlement (see Note 12).